INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P. (Details 1) - Millburn Multi Markets Trading L P [Member] - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 33,278,277	$ 67,862,636
Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	[1]	5,018,975	3,934,700
U S Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		659,683	1,565,482
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 27,599,619	$ 62,362,454

[1]	Includes profit share to the General Partner of $4,993,975 and a limited partner redemption of $25,000, totaling $5,018,975 at December 31, 2018. Includes profit share to the General Partner of $3,734,700 and a limited partner redemption of $200,000, totaling $3,934,700 at December 31, 2017.